UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09941

                             Ambassador Funds
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               (Exact name of registrant as specified in charter)

                             500 Griswold Street, Suite 2800
                             Detroit, MI 48226
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               (Address of principal executive offices) (Zip Code)

			      Brian T. Jeffries
                              Ambassador Capital Management, LLC
                              500 Griswold Street, Suite 2800
                              Detroit, MI 48226
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  313-961-3111
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                     Date of fiscal year end: July 31
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                     Date of reporting period: April 30, 2010
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS



AMBASSADOR MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2010


<CAPTIONS>



COMMERCIAL PAPER - 28.3%*                                        MATURITY DATE                   VALUE
PRINCIPAL AMOUNT


Banking-U.S. - 2.6%
   5,000,000   Standard Chartered Bank (b), 0.40%                  05/07/10                 $4,999,667


Banking-Foreign-Asian - 5.1%
  10,000,000   Korea Development Bank NY, 0.72%                    05/12/10                  9,997,800


Banking-Foreign-Belgium - 2.4%
   4,820,000   Fortis Funding LLC (b), 0.25%                       06/02/10                  4,818,929


Banking-Foreign-French - 4.8%
   4,000,000   Societe Generale NA, 0.23%                          05/03/10                  3,999,949
   5,494,000   Societe Generale NA, 0.23%                          05/05/10                  5,493,860
                                                                                        --------------
                                                                                             9,493,809

Banking-Foreign-Ireland - 7.6%
  15,000,000   Allied Irish Banks NA, 0.61%                        07/01/10                 14,984,496


Banking-Foreign-Swedish - 5.1%
  10,000,000   Skandinav Enskilda Bank (b), 0.55%                  06/07/10                  9,994,348


Finance-Investment Banker/Broker - 0.7%
   1,363,000   Franklin Resources, Inc. (b), 0.22%                 05/05/10                  1,362,967

                                                                                         -------------
TOTAL COMMERCIAL PAPER                                                                      55,652,016
   (COST $55,652,016)(a)



COMMERCIAL PAPER-ASSET BACKED - 66.7%* (d)
PRINCIPAL AMOUNT

Automotive - 2.5%
   5,000,000   FCAR Owner Trust, 0.28%                             06/01/10                  4,998,794


Banking-U.S. - 10.2%
  15,000,000   Crown Point Capital Co. (b), 0.75%                  06/02/10                 14,991,110
   5,001,000   Market Street Funding (b), 0.22%                    05/03/10                  5,000,939
                                                                                        --------------
                                                                                            19,992,049

Banking-Foreign-Australian - 10.4%
   4,000,000   Sydney Capital Corp. (b), 0.50%                     07/30/10                  3,995,000
   5,000,000   Sydney Capital Corp. (b), 0.52%                     07/26/10                  4,993,789
  11,500,000   TSL (USA), Inc. (b), 0.30%                          05/10/10                 11,499,137
                                                                                        --------------
                                                                                            20,487,926

Banking-Foreign-Canadian - 7.4%
   1,550,000   Fairway Finance Corp. (b), 0.23%                    05/04/10                  1,549,970
  10,000,000   White Point Funding, Inc., 0.75%                    08/23/10                  9,976,250
   3,000,000   White Point Funding, Inc., 0.40%                    05/03/10                  2,999,933
                                                                                        --------------
                                                                                            14,526,153

Banking-Foreign-German - 21.1%
  13,000,000   Arabella Finance LLC (b), 0.53%                     05/24/10                 12,995,598
   9,000,000   Hannover Funding Corp. (b), 0.50%                   06/15/10                  8,994,375
   4,000,000   Paradigm Funding LLC (b), 0.45%                     05/04/10                  3,999,850
   4,500,000   Paradigm Funding LLC (b), 0.75%                     05/17/10                  4,498,500
   8,000,000   Silver Tower US Funding (b), 0.38%                  05/03/10                  7,999,831
   3,000,000   Silver Tower US Funding (b), 0.73%                  05/24/10                  2,998,601
                                                                                        --------------
                                                                                            41,486,755

Banking-Foreign-Japan - 4.6%
   9,000,000   Gotham Funding Corp. (b), 0.23%                     05/03/10                  8,999,885


Banking-Foreign-Netherlands - 1.8%
   1,000,000   Amstel Funding Corp. (b), 0.48%                     07/07/10                    999,107
   2,500,000   Amstel Funding Corp. (b), 0.40%                     06/07/10                  2,498,972
                                                                                        --------------
                                                                                             3,498,079

Finance - 3.6%
   7,000,000   Chesham Finance, LLC (b), 0.65%                     06/11/10                  6,994,818


Government Agency - 5.1%
   4,020,000   Straight-A Funding LLC (b), 0.20%                   05/10/10                  4,019,799
   4,897,000   Straight-A Funding LLC (b), 0.21%                   05/20/10                  4,896,457
     973,000   Straight-A Funding LLC (b), 0.20%                   05/18/10                    972,908
                                                                                        --------------
                                                                                             9,889,164

                                                                                        --------------
TOTAL COMMERCIAL PAPER-ASSET BACKED                                                       130,873,623
   (COST $130,873,623)(a)



U.S. GOVERNMENT AGENCY - 5.1%
PRINCIPAL AMOUNT

   10,000,000   Federal Home Loan Mortgage Corp., 0.32363%**       03/09/11                 10,018,321

                                                                                        --------------
TOTAL U.S. GOVERNEMENT AGENCY                                                               10,018,321
   (COST $10,018,321)(a)



MUTUAL FUND - 0.0% (c)
NUMBER OF SHARES

          756   JPMorgan U.S. Government Money Market Fund - AG                                    756

                                                                                        --------------
TOTAL MUTUAL FUND                                                                                  756
   (COST $756)(a)


                                                                                        --------------
TOTAL INVESTMENTS - 100.1%                                                                 196,544,716
   (COST $196,544,716)(a)

OTHER ASSETS LESS LIABILITIES - (0.1%)                                                        (103,483)

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                   $196,441,233
                                                                                        ==============






(a) Cost and value, for federal income tax purposes and financial reporting purposes, are the same.

(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933 and is deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c)  Unrounded amount is 0.0004%.

(d) The underlying assets of the Fund's Asset-Backed Commercial Paper (ABCP) securities are principally financial instruments, including commerical loans, commercial and retail leasing and trade receivables.

*  Rate presented indicates the effective yield at time of purchase.

** Rate in effect at April 30, 2010. Variable rate security resets quarterly, through maturity.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs, (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


The following table summarizes the Fund's investments at April 30, 2010, based on the inputs used to value them:



                                       INVESTMENTS IN SECURITIES (Unaudited)

AMBASSADOR MONEY MARKET FUND       LEVEL I    LEVEL II       LEVEL III    TOTAL

U.S. Government Agency            $      0    $  10,018,321  $       0    $  10,018,321
Commercial Paper                  $      0    $  55,652,016  $       0    $  55,652,016
Commercial Paper - Asset Backed   $      0    $ 130,873,623  $       0    $ 130,873,623
Money Market Fund                 $    756    $           0  $       0    $         756
                                   -------     ------------    -------     ------------
FUND TOTAL                        $    756    $ 196,543,960  $       0    $ 196,544,716
                                   =======     ============    =======     ============



The Fund's fixed income investments are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, securites valued at amortized cost are considered to be valued using Level 2 inputs.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
     (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Ambassador Funds
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By (Signature and Title)* /s/ Brian T. Jeffries
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                          Brian T. Jeffires, Principal Executive Officer

Date                      June 28, 2010
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(Registrant) Ambassador Funds
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By (Signature and Title)* /s/ Lynn H. Waterloo
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                          Lynn H. Waterloo, Principal Financial Officer

Date                      June 28, 2010
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffries, Principal Executive Officer

Date                      June 28, 2010
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By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      June 28, 2010
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